Accounts and Bills Receivable, net (Tables)	12 Months Ended
Dec. 31, 2016
Accounts and Bills Receivable, net [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable

	December 31, 2016		December 31, 2015
	RMB	US$	RMB
Accounts receivable	17,052	2,456	7,861
Less: Allowance for doubtful accounts	(3,213)	(463)	(747)
	13,839	1,993	7,114

Bills receivable	15,614	2,249	2,932
	29,453	4,242	10,046

Schedule of Allowance For Doubtful Accounts
	December 31, 2016		December 31, 2015	December 31, 2014
	RMB	US$	RMB	RMB
Balance at beginning of year	747	108	825	795
Bad debt (recovery) expense	2,466	355	(78)	30
Write-offs	-	-	-	-

Balance at end of year	3,213	463	747	825